Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 (Details) - Level 3 - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss	₩ (122,382)	₩ (172,063)
Recognized profit or loss from the financial instruments held as of December 31	26,867	68,537
Gain (loss) on financial assets at fair value through profit or loss
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss	(8,304)	544,849
Recognized profit or loss from the financial instruments held as of December 31	(180,419)	23,912
Gain (loss) on financial assets designated at fair value through profit or loss
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss	(196,743)	(826,594)
Recognized profit or loss from the financial instruments held as of December 31	189,885	(66,113)
Gain (loss) on securities at fair value through other comprehensive income
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss	(2,094)	1,461
Recognized profit or loss from the financial instruments held as of December 31	(2,094)	1,191
Other operating income (expenses)
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss	84,759	108,221
Recognized profit or loss from the financial instruments held as of December 31	₩ 19,495	₩ 109,547